Reconciliation of Financial Statements to Form 5500 - Reconciliation of Distributions to Participants (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Distributions to participants per the financial statements	$ 336,646,514
Amounts allocated to withdrawing participants at end of year	399,671
Amounts allocated to withdrawing participants at start of year	(443,149)
Total benefit payments per the Form 5500	$ 336,603,036